EMPLOYEE BENEFIT PLANS (Expected Benefit Payments) (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2014
Retirement Income [Member]
Defined Benefit Plan Disclosure [Line Items]
2015	$ 38
2016	39
2017	40
2018	41
2019	39
Fiscal years 2020 - 2024	196
Retirement Health Care [Member]
Defined Benefit Plan Disclosure [Line Items]
2015	4
2016	4
2017	3
2018	3
2019	3
Fiscal years 2020 - 2024	$ 13